Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Subsequent Events
(18)	Subsequent Events

The Company has evaluated and recognized or disclosed subsequent events, as appropriate, through June 3, 2022, the date the condensed consolidated financial statements as of and for the three months ended March 31, 2022 were available for issuance.

Borrowings under the senior secured credit agreement

On May 19, 2022, the Company borrowed a principal amount of $100 million of senior secured tranche B-3 term loans under the $200 million of delayed draw commitments that were established under the Tranche B-3 DDTL Facility. On May 25, 2022, the Company issued a notice to the administrative agent under the senior secured credit agreement requesting an additional borrowing of the last remaining $100 million of delayed draw commitments under the Tranche B-3 DDTL facility. It is expected that the funding of such requested borrowing will be completed on June 9, 2022, subject to certain customary borrowing conditions.

Closing of Business Combination with APSG

The Business Combination closed on May 27, 2022 upon satisfaction of the closing conditions, including approval by APSG’s shareholders and certain regulatory approvals. Upon closing, APSG was renamed as Global Business Travel Group, Inc. and GBT became a directly subsidiary of GBTG. The Business Combination will be accounted for as a reverse recapitalization, with no asset or liability fair valued or any goodwill and other intangible assets recognized.

At the closing of the Business Combination:

●	GBT’s class of shares changed and the new shares comprised of: (i) A ordinary shares (ii) B ordinary shares (iii) C Ordinary shares and (iv) Z ordinary shares. The existing GBT shares were converted to new shares based on a conversion ratio as determined under the Business Combination Agreement.
●	GBT issued and sold to GBTG/APSG, and GBTG/APSG subscribed for and purchased from GBT, (i) 56,945,033 number of A ordinary shares of GBT equal to the number of shares of GBTG/APSG class A common stock and (ii) a Z ordinary share of GBT, and after considering payment of certain transaction expenses and redemption of preferred shares of $168 million (including accrued dividends until the date of closing), GBT received net proceeds of $128 million upon closing of the Business Combination.
●	GBTG/APSG issued and sold to GBT, and GBT subscribed for and purchased from GBTG/APSG, 394,448,481 shares of GBTG/APSG’s class B common stock equal to the total number of B ordinary shares of GBT issued in connection with the Business Combination Agreement, and GBT paid to GBTG/APSG the par value amount per share for such share subscription.
●	Juweel, Expedia and Amex Coop (together the “Continuing JerseyCo Owners”) and GBT entered into a class B common stock distribution agreement pursuant to which GBT distributed to the Continuing JerseyCo Owners, and each Continuing JerseyCo Owner accepted from GBT, the shares of class B common stock that GBT acquired in connection with the GBTG/APSG subscription of such shares as discussed above, in partial consideration for the redemption and cancellation of the existing GBT ordinary shares held by the Continuing JerseyCo Owners. Upon such distribution and exchange, GBT’s existing voting, non-voting and profit shares were cancelled.
●	Holders of GBT ordinary shares, profit shares, MIP shares and GBT MIP Options were granted an aggregate of 15,000,000 C ordinary shares, that were allocated among such holders on a pro rata basis. C ordinary shares are “earnout” shares and vest as follows:
●	One-half, if the volume-weighted average price (“VWAP”) of class A common stock of GBTG is greater than or equal to $12.50 per share for any 20 trading days within a period of 30 consecutive trading days
●	One-half, if the VWAP of class A common stock of GBTG is greater than or equal to $15.00 for any 20 trading days within a period of 30 consecutive trading days

To the extent that either of the aforementioned triggering events do not occur within the five year vesting period, such shares will be forfeited and terminated.

As a result, after the closing of the Business Combination transaction, GBT had 56,945,033 A ordinary shares, 394,448,481 B ordinary shares and one Z ordinary share issued and outstanding.

(25)	Subsequent Events

The Company has evaluated and recognized or disclosed subsequent events, as appropriate, through March 21, 2022, the date the consolidated financial statements as of and for the year ended December 31, 2021 were available for issuance.